Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 2,247,408	$ 2,422,792	$ 2,124,258	$ 2,229,062
Cash and cash equivalents	(142,982)	(512,799)
Stockholders' equity, net	2,104,426	1,909,993
Total financial debt	182,729	257,926
Leasing liabilities	355,513	587,359
Overall financing	$ 538,242	$ 845,285
Capital-to-overall financing ratio	3.91	2.26